Note 04 - Entity-Wide Disclosures by Geographic Area (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues	[1]	€ 24,011	€ 23,165	€ 25,316
Corporate Bank [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		5,145	5,244	5,278
Investment Bank [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		9,283	7,019	7,561
Private Bank [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		8,126	8,206	8,520
Asset Management [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		2,229	2,332	2,187
Capital Release Unit [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		(225)	217	1,911
Corporate & Other [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		(548)	147	(142)
Germany [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		9,439	9,481	9,758
Germany [Member] | Corporate Bank [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		2,532	2,441	2,366
Germany [Member] | Investment Bank [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		431	365	419
Germany [Member] | Private Bank [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		5,460	5,541	5,903
Germany [Member] | Asset Management [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		992	1,054	985
Germany [Member] | Capital Release Unit [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		23	80	85
UK [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		3,602	2,645	3,667
UK [Member] | Corporate Bank [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		110	207	241
UK [Member] | Investment Bank [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		3,552	2,244	2,621
UK [Member] | Private Bank [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		31	29	26
UK [Member] | Asset Management [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		292	345	295
UK [Member] | Capital Release Unit [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		(383)	(181)	485
Rest of Europe, Middle East and Africa [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		3,352	3,286	3,408
Rest of Europe, Middle East and Africa [Member] | Corporate Bank [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		934	846	832
Rest of Europe, Middle East and Africa [Member] | Investment Bank [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		358	292	250
Rest of Europe, Middle East and Africa [Member] | Private Bank [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		1,680	1,669	1,704
Rest of Europe, Middle East and Africa [Member] | Asset Management [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		344	380	379
Rest of Europe, Middle East and Africa [Member] | Capital Release Unit [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		35	99	243
Americas [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		4,930	4,548	5,467
Americas [Member] | Corporate Bank [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		772	952	1,023
Americas [Member] | Investment Bank [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		3,281	2,697	2,958
Americas [Member] | Private Bank [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		362	374	361
Americas [Member] | Asset Management [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		465	437	413
Americas [Member] | Capital Release Unit [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		50	88	712
Asia/Pacific [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		3,236	3,057	3,157
Asia/Pacific [Member] | Corporate Bank [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		796	797	816
Asia/Pacific [Member] | Investment Bank [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		1,660	1,420	1,313
Asia/Pacific [Member] | Private Bank [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		594	593	527
Asia/Pacific [Member] | Asset Management [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		136	116	114
Asia/Pacific [Member] | Capital Release Unit [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		€ 49	€ 130	€ 387

[1]	Consolidated net revenues comprise interest and similar income, interest expenses and total noninterest income (including net commission and fee income). Revenues are attributed to countries based on the location in which the Groups booking office is located. The location of a transaction on the Groups books is sometimes different from the location of the headquarters or other offices of a customer and different from the location of the Groups personnel who entered into or facilitated the transaction. Where the Group records a transaction involving its staff and customers and other third parties in different locations frequently depends on other considerations, such as the nature of the transaction, regulatory considerations and transaction processing considerations.